Related party transactions - Schedule of Income or Expenses with Related Parties (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Arrangement fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	$ 1,600	$ 1,452	$ 7,598	$ 6,755
Transaction fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	1,278	1,761	4,890	7,465
Management Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	1,073	952	3,221	2,069
Supervision Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	2,600	0	7,800	1,300
Interest Income [Member]
Related Party Transaction [Line Items]
Income earned from related parties	$ 978	$ 1,555	$ 6,614	$ 8,089